Advances to Vendors, Net - Schedule of Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Doubtful Accounts [Abstract]
Balance at beginning of the period	$ 3,913,989	$ 1,047,306
Addition	234,801	2,844,244
Foreign exchange translation	129,077	(22,439)
Balance at end of the period	$ 4,277,867	$ 3,913,989